UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from April 1, 2016 to April 30, 2016

Commission File Number of issuing entity: 333-201577-02

CIK number of issuing entity: 0001636736

GM FINANCIAL AUTOMOBILE LEASING TRUST 2015-1

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-201577

CIK number of depositor: 0001631055

GMF LEASING LLC

(Exact name of depositor as specified in its charter)

CIK number of sponsor: 0001002761

AMERICREDIT FINANCIAL SERVICES, INC.

(Exact name of sponsor as specified in its charter)

Randal L. Willis (817) 302-7000

(Name and telephone number of the person to contact in connection with this filing)

Delaware	47-6851840
(State or other jurisdiction of incorporation or organization of the issuing entity)	(I.R.S. Employer Identification No.)

c/o AmeriCredit Financial Services, Inc. 801 Cherry Street, Suite 3500 Fort Worth, TX 76102	76102
(Address of principal executive offices of issuing entity)	(Zip Code)

(817) 302-7000

(Telephone number, including area code)

N/A

(Former name, former address, if changed since last report)

	Registered/reported pursuant to (check one)			Name of exchange (If Section 12(b))
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)
Class A-1	☐	☐	☒
Class A-2	☐	☐	☒
Class A-3	☐	☐	☒
Class A-4	☐	☐	☒
Class B	☐	☐	☒
Class C	☐	☐	☒
Class D	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

The response to Item 1 is set forth in part herein and in part in Exhibit 99.1

The record date for distributions described in Exhibit 99.1 was May 19, 2016.

No assets securitized by AmeriCredit Financial Services, Inc. d/b/a GM Financial (the “Securitizer”) and held by GM Financial Automobile Leasing Trust 2015-1 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from April 1, 2016 to April 30, 2016.

The Securitizer (CIK # 0001002761) filed Form ABS-15G on February 1, 2016.

Item 1A. – Asset-Level Information.

None

Item 1B. – Asset Representations Reviewer and Investor Communication.

None

PART II – OTHER INFORMATION

ITEM 2 – Legal Proceedings.

In July 2014, General Motors Financial Company, Inc. (“GM Financial”) was served with a subpoena by the U.S. Department of Justice directing it to produce certain documents relating to its and its subsidiaries’ and affiliates’ origination and securitization of sub-prime automobile loans since 2007 in connection with an investigation by the U.S. Department of Justice in contemplation of a civil proceeding for potential violations of the Financial Institutions Reform, Recovery, and Enforcement Act of 1989. Among other matters, the subpoena requests information relating to the underwriting criteria used to originate these automobile loans and the representations and warranties relating to those underwriting criteria that were made in connection with the securitization of the automobile loans. GM Financial has subsequently been served with additional investigative subpoenas to produce documents from state attorneys general and other governmental offices relating to its retail auto loan business and securitization of auto loans. These investigations are ongoing and could in the future result in the imposition of damages, fines or civil or criminal claims and/or penalties. No assurance can be given that the ultimate outcome of the investigations or any resulting proceedings would not materially and adversely affect GM Financial or any of GM Financial’s subsidiaries and affiliates.

ITEM 3 – Sales of Securities and Use of Proceeds.

None

ITEM 4 – Defaults Upon Senior Securities.

None

ITEM 5 – Submission of Matters to a Vote of Security Holders.

None

ITEM 6 – Significant Obligors of Pool Assets.

None

ITEM 7 – Change in Sponsor Interest in the Securities.

None

ITEM 8 – Significant Enhancement Provider Information.

None

ITEM 9 – Other Information.

None

ITEM 10 – Exhibits.

(a)	Documents filed as part of this report:

99.1     Monthly Servicer’s Certificate

(b)	Exhibits required by this Form and Item 601 of Regulation S-K (17 CFR 229.601).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

GM FINANCIAL AUTOMOBILE LEASING TRUST 2015-1

(Issuing Entity)

Dated: May 27, 2016

By:	AmeriCredit Financial Services, Inc. d/b/a GM Financial, as Servicer

By:	/s/ Randal L. Willis
Name:	Randal L. Willis
Title:	Vice President, Securitization &
Conduit Reporting-Treasury

EXHIBIT INDEX

EXHIBIT	DESCRIPTION

99.1	Monthly Servicer’s Certificate